Average Annual Total Returns - Causeway Global Value Fund	Jan. 28, 2021
Institutional Class
Average Annual Return:
1 Year	7.38%
5 Years	8.00%
10 Years	7.98%
Since Inception	5.37%
Inception Date	Apr. 29, 2008
Institutional Class | After Taxes on Distributions
Average Annual Return:
1 Year	7.04%
5 Years	6.42%
10 Years	6.64%
Since Inception	4.31%
Inception Date	Apr. 29, 2008
Institutional Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.61%
5 Years	6.01%
10 Years	6.18%
Since Inception	4.11%
Inception Date	Apr. 29, 2008
Institutional Class | MSCI ACWI Index (Gross) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.82%
5 Years	12.86%
10 Years	9.71%
Since Inception	6.98%
Inception Date	Apr. 29, 2008
Investor Class
Average Annual Return:
1 Year	7.17%
5 Years	7.81%
10 Years
Since Inception	7.17%
Inception Date	Jan. 31, 2011
Investor Class | MSCI ACWI Index (Gross) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.82%
5 Years	12.86%
10 Years	9.71%
Since Inception	9.62%
Inception Date	Jan. 31, 2011